Cash from operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Cash flows from operating activities
Income/(loss) before taxation	$ 690.8	$ (1,410.7)	[1]	$ (1,814.1)	[1]
Adjustments:
Loss from discontinued operations before taxation	(571.3)	(199.5)		(66.6)
Depreciation of property, plant and equipment	315.8	316.0		385.2
Amortization of intangible assets	60.1	46.8		50.4
Amortization of prepaid site rent	2.9	9.8		9.5
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	4.6	14.8		87.7
Impairment of assets held for sale	459.4	2.9
Impairment of goodwill		87.9
Net impairment (reversal)/loss of withholding tax receivables	(59.8)	1.1		48.0
Impairment of inventory	0.1	11.9
Net (gain)/loss on disposal of property, plant and equipment and right-of-use assets	(4.6)	20.2		(3.8)
Net loss allowance on trade receivables	18.2			7.2
Operating exceptional items	(6.8)
Insurance claim income	(0.4)			(0.3)
Gain on disposal of subsidiary	(177.7)	(83.8)
Finance income	(227.5)	(33.8)		(25.2)
Finance costs	436.9	2,123.1		2,436.5
Share-based payment expense	29.1	27.9		13.4
Operating income before working capital changes	969.8	934.6		1,127.9
Changes in working capital
(Increase)/decrease in inventory	(10.8)	(15.0)		11.2
Decrease/(increase) in trade and other receivables	1.4	(200.6)		(295.3)
Increase in trade and other payables	22.6	56.9		59.1
Net movement in working capital	13.2	(158.7)		(225.0)
Cash from operations	983.0	775.9		902.9
Discontinued operations
Cash flows from operating activities
Income/(loss) before taxation	$ (571.3)	$ (199.5)		$ (66.6)

[1]	The results for the years ended December 31, 2024 and December 31, 2023 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 32.1 for more information